Basis of Preparation - Additional Information (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Basis Of Preparation Of Financial Statements [Abstract]
Insurance contract liabilities	₩ 57,165,936
Percentage of savings on insurance Contracts	28.00%
Total insurance premium income.	₩ 4,467,242